Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Deferred income tax assets:
Leasing transactions	$ 41,393	$ 41,603
Stock-based compensation	12,577	15,320
Restructure charges and impairments	3,231	4,962
Insurance reserves	19,425	23,636
Employee benefit plans	577	591
Gift cards	11,296	9,369
Other, net	10,294	10,296
Total deferred income tax assets	98,793	105,777
Deferred income tax liabilities:
Prepaid expenses	14,306	13,448
Goodwill and other amortization	23,879	22,297
Depreciation and capitalized interest on property and equipment	33,617	24,672
Other, net	3,842	3,471
Total deferred income tax liabilities	75,644	63,888
Net deferred income tax asset	$ 23,149	$ 41,889